SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-65955-99)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 83	[X]
and

REGISTRATION STATEMENT (NO. 811-02968-99) UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 83

[X]

VANGUARD TRUSTEES’ EQUITY FUND

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date), pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 15th day of March, 2018.

VANGUARD TRUSTEES’ EQUITY FUND

BY:___________/_/s/ Mortimer J. Buckley*

Mortimer J. Buckley
Chief Executive Officer, President, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman of the Board of	March 15, 2018
Trustees
F. William McNabb III
/s/ Mortimer J. Buckley*	Chief Executive Officer,	March 15, 2018
President, and Trustee
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	March 15, 2018
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	March 15, 2018
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	March 15, 2018
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	March 15, 2018
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	March 15, 2018
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 15, 2018
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	March 15, 2018
Deanna Mulligan
/s/ André F. Perold*	Trustee	March 15, 2018
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	March 15, 2018
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	March 15, 2018
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	March 15, 2018
Thomas J. Higgins

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE